Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of fair value assets and liabilities measured on recurring basis

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values (in thousands):

	As of June 30, 2026
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$1,281	$—	$—	$1,281
Liabilities
Warrants	$—	$—	$622	$622

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$4,285	$—	$—	$4,285
Liabilities
Warrants	$—	$—	$3,516	$3,516
Pre-Paid Advance	$—	$—	$4,142	$4,142

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values (in thousands):

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$4,285	$—	$—	$4,285
Liabilities
Warrants	$—	$—	$3,516	$3,516
Pre-Paid Advance	$—	$—	$4,142	$4,142

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$38,822	$—	$—	$38,822
Liabilities
Warrants	$—	$—	$3,811	$3,811

Schedule of fair value, net derivative asset (liability) measured on recurring basis, unobservable input reconciliation

The significant inputs used in the valuation models to measure the fair value of the warrants are as follows:

	Valuation Date
	June 30, 2026	December 31, 2025
Common stock price	$4.14	$28.39
Risk-free rate	4.17%	3.68%
Expected term (in years)	3.98	4.47
Expected volatility	118.4%	103.2%
Dividend yield	0.0%	0.0%

The significant inputs used in the valuation models to measure the fair value of the warrants are as follows:

	Valuation Date
	December 31, 2025	December 31, 2024
Common stock price	$28.40	$29.55
Risk-free rate	3.68%	4.40%
Expected term (in years)	4.47	5.47
Expected volatility	103.2%	94.6%
Dividend yield	0.0%	0.0%

Schedule of changes in the fair value of warrant liability

The following table presents the changes in the fair value of Level 3 liabilities for the six months ended June 30, 2026 (in thousands):

Warrant Liability
Balance at December 31, 2025	$3,516
Change in fair value of warrant liability	(2,894)
Balance at June 30, 2026	$622

The following table presents the changes in the fair value of Level 3 liabilities for the year ended December 31, 2025 (in thousands):

Warrant Liability
Balance at December 31, 2024	$3,811
Change in fair value of warrant liability	(295)
Balance at December 31, 2025	$3,516

Schedule of the changes in the fair value of PPAs liability

The following table presents the changes in the fair value of Level 3 liabilities for the six months ended June 30, 2026 (in thousands):

PPAs Liability
Balance at December 31, 2025	$4,142
Conversion of Pre-Paid Advance into common stock	(3,869)
Change in fair value of PPAs liability	(273)
Balance at June 30, 2026	$—

The following table presents the changes in the fair value of Level 3 liabilities for the year ended December 31, 2025 (in thousands):

PPAs Liability
Balance at December 31, 2024	$—
Issuance of Pre-Paid Advance	7,125
Partial conversion of Pre-Paid Advance into common stock	(3,389)
Change in fair value of PPAs liability	406
Balance at December 31, 2025	$4,142